Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	£ 6,286	£ 2,315
US Dollar Ten Billion Euro commercial paper programmes [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss		387
US$30bn Euro Medium Term Note Programme [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	165	169
Structured Notes Programmes [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	696	932
Eurobonds [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	129	147
Structured Deposits [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	133	£ 680
Collateral and associated financial guarantees [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	3,053
Repurchase agreements - non trading [member]
Disclosure of other financial liabilities at fair value through profit or loss [line items]
Other financial liabilities through profit or loss	£ 2,110